Earnings (loss) per share	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Earnings (loss) per share
34.	Earnings (loss) per share

The Transaction was structured as a reorganization and recapitalization transaction by which the Company issued shares and warrants for the net assets of Estre Brazil accompanied by a capital contribution in cash (recapitalization). Earnings (loss) per share has been calculated for all historical periods to reflect the Company’s capital structure as if the Transaction had occurred at the beginning of the earliest period presented.

Earnings per share

	2018		2017		2016
Basic
Profit (loss) attributable to equity holders of the parent		(652,754)		43,793		(360,789)
Weighted average number of ordinary shares outstanding (shares/thousand)		45,637		45,637		45,637

Basic profit (loss) per share	(R$	14.3032)	R$	0.9596	R$	(7.9057)

	2018		2017		2016
Diluted
Profit (loss) attributable to equity holders of the parent		(652,754)		43,793		(360,789)
Weighted average number of ordinary shares outstanding (shares/thousand)		47,620		45,691		45,637

Basic profit (loss) per share	(R$	13.7076)	R$	0.9585	R$	(7.9057)

The shares related to stock options plan were excluded from the calculation of diluted loss per share for the year 2016 because their effect would have been antidilutive. The 28,249,999 outstanding warrants to purchase Company shares at US$11.50 per share were not included in the calculation of diluted earnings per share as they were out of the money.

Earnings per share from continuing operations

Basic	2018		2017		2016
Profit (loss) from continuing operations attributable to equity holders of the parent		(681,356)		29,451		(364,077)
Weighted average number of ordinary shares (shares/thousand)		45,637		45,637		45,637

Basic profit (loss) per share	(R$	14.9299)	R$	0.6453	R$	(7.9777)

Diluted	2018		2017		2016
Profit (loss) from continuing operations attributable to equity holders of the parent		(681,356)		29,451		(364,077)
Weighted average number of ordinary shares (shares/thousand)		47,620		45,691		45,637

Diluted profit (loss) per share	(R$	14.3082)	R$	0.6446	R$	(7.9777)